Accrued Expenses and Other Payables (Details) - Schedule of components of accrued expenses and other payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of accrued expenses and other payables [Abstract]
Salary payable	$ 794,022	$ 1,014,296
Interest payable		772,218
Payable to consultants	1,527,340	1,576,278
License payable	7,951,898
Refundable deposit to customers	1,230,142	6,255,741
Payable to property, plant and equipment suppliers	9,375,507	3,008,802
Other accrued liabilities	1,042,705	1,111,706
Total accrued liabilities and other payables	$ 21,921,614	$ 13,739,041